CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other income (expense), net	$ 15,861	$ (2,026)	$ 7,510